Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Consulting services	$ 274,950	$ 556,760	$ 111,392
General and administrative	33,854	17,239	29,665
Impairment of mineral property	0	0	350,000
Management and directors' fees (Note 7)	669,800	762,947	825,177
Mineral property costs	11,872	9,791	5,991
Professional fees	51,581	41,318	71,264
Total operating expenses	1,042,057	1,388,055	1,393,489
Loss before other income (expense)	(1,042,057)	(1,388,055)	(1,393,489)
Other income (expense)
Accretion and interest expense	(20,929)	(52,120)	(65,870)
Forgiveness of loans payable and accrued interest	0	198,801	0
Gain (loss) on settlement of debt	0	(43,068)	(243,065)
Proportionate loss on equity-method investment (Note 3)	(783,165)	(85,028)	0
Total other income (expense)	(804,094)	18,585	(308,935)
Net loss	$ (1,846,151)	$ (1,369,470)	$ (1,702,424)
Net loss per share - basic and diluted	$ (0.17)	$ (0.16)	$ (0.35)
Weighted average shares outstanding	11,118,595	8,784,726	4,849,806